REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue	$ 1,074,865	$ 41,427	$ 465,777